Cover	Aug. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2023
Entity File Number	001-36445
Entity Registrant Name	NanoVibronix, Inc.
Entity Central Index Key	0001326706
Entity Tax Identification Number	01-0801232
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	525 Executive Blvd
Entity Address, City or Town	Elmsford
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10523
City Area Code	(914)
Local Phone Number	233-3004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NAOV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false